Cover	Aug. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	000-54391
Entity Registrant Name	SMG INDUSTRIES INC.
Entity Central Index Key	0001426506
Entity Tax Identification Number	51-0662991
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	710 N. Post Oak Road
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	821-3153
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false